UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska    68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period: 12/31/13

ITEM 1.  REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Eventide Gilead Fund

Eventide Healthcare & Life Sciences Fund

December 31, 2013

Eventide Asset Management, LLC

60 State Street

Suite 700

Boston, MA 02109

1-877-771-3836

E V E N T I D E F U N D S Semi-Annual Report 31 December 2013

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Portfolio Review (Unaudited) 31 December 2013

The Fund’s performance figures* for the period ending December 31, 2013, compared to its benchmark:

	Six Month Return	1 Year Return	3 Year Return	Since Inception
Class A without load(b)	22.36%	52.87%	21.83%	24.68%
Class A with 5.75% load(b)	15.30%	44.08%	19.45%	22.93%
Class C(b)	21.79%	51.59%	20.90%	23.71%
Retail Class (a)	22.38%	52.93%	21.90%	17.75%
Class I(c)	22.50%	53.26%	22.10%	21.27%
S&P 500 Total Return Index(d) **	16.31%	32.39%	16.18%	9.43%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until October 31, 2014, to ensure that the net annual fund operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.64%, 1.69%, 2.44%, and 1.44% for the Eventide Gilead Fund’s Retail Class, Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund’s total annual operating expenses would have been 1.75%, 1.80%, 2.55%, and 1.55% for the Eventide Gilead Fund’s Retail Class, Class A, Class C, and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

**	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stock

(a)	Retail Class commenced operations on July 8, 2008.

(b)	Class A and Class C commenced operations on October 28, 2009.

(c)	Class I commenced operations on February 2, 2010.

(d)	Since inception return assumes inception date of July 8, 2008.

Top 10 Holdings by Industry	% of Net Assets
Auto Parts & Equipment	13.0%
Pharmaceuticals	13.0%
Biotechnology	10.9%
Commercial Services	6.7%
Chemicals	4.2%
Oil & Gas	4.2%
Oil & Gas Services	3.8%
Electric	3.5%
Food	2.8%
Energy-Alternate Sources	2.7%
Other / Cash & Cash	35.2%
Equivalents	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2013

E V E N T I D E  H E A L T H C A R E  &  L I F E   S C I E N C E S  F U N D

Portfolio Review (Unaudited) 31 December 2013

The Fund’s performance figures* for the period ending December 31, 2013, compared to its benchmark:

	Six Month Return	1 Year Return	Since Inception (a)
Class A without load	30.05%	61.81%	61.45%
Class A with 5.75% load	22.58%	52.54%	52.27%
Class C	29.50%	60.62%	60.27%
Retail Class	30.00%	62.01%	61.65%
Class I	30.24%	62.31%	61.94%
S&P 500 Health Care Sector Total Return Index**	17.63%	41.46%	41.15%
Eventide Healthcare and Life Sciences Blend Index***	22.55%	51.11%	51.23%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until October 31, 2014, to ensure that the net annual fund operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.64%, 1.69%, 2.44%, and 1.44% for the Eventide Healthcare & Life Sciences Fund’s Retail Class, Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund’s total annual operating expenses would have been 9.51%, 9.56%, 10.31%, and 9.31% for the Eventide Healthcare & Life Sciences Fund’s Retail Class, Class A, Class C, and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

**	The S&P 500 Health Care Sector Total Return Index is designed to measure the performance of the GICS health care sector. Each stock in the Index is a member of the S&P 500.

***	The Eventide Healthcare & Life Sciences Blend Index is calculated by taking 50% of the returns of the S&P 400 Health Care Index and 50% of the returns of the S&P 600 Health Care Index.

(a)	Eventide Healthcare and Life Sciences Fund commenced operations on December 27, 2012.

Holdings by Industry	% of Net Assets
Biotechnology	36.7%
Pharmaceuticals	35.2%
Healthcare-Products	13.3%
Software	4.8%
Electronics	1.3%
Energy - Alternate Sources	1.2%
Other / Cash & Cash Equivalents	7.5%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2013

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Portfolio of Investments (Unaudited) 31 December 2013	1 of 3

Shares		Value

	COMMON STOCK - 90.9%
	AUTO MANUFACTURERS - 0.7%
14,300	Tesla Motors Inc. *	$2,150,434

	AUTO PARTS & EQUIPMENT - 13.0%
112,600	BorgWarner, Inc.	6,295,466
7,142,857	Car Charging Group Inc. * † ^	7,715,178
86,800	Lear Corp.	7,028,196
81,200	Magna International, Inc.	6,663,272
107,100	TRW Automotive Holdings Corp. *	7,967,169
71,000	WABCO Holdings, Inc. *	6,632,110
		42,301,391
	BIOTECHNOLOGY - 10.9%
228,800	Celldex Therapeutics, Inc. *	5,539,248
116,200	Ligand Pharmaceuticals, Inc. *	6,112,120
134,600	NewLink Genetics Corp. *	2,962,546
1,025,400	Novavax, Inc. *	5,250,048
204,700	NPS Pharmaceuticals, Inc. *	6,214,692
33,000	Puma Biotechnology, Inc. *	3,416,490
177,300	Sangamo Biosciences, Inc. *	2,462,697
180,600	Stemline Therapeutics, Inc. *	3,539,760
		35,497,601
	CHEMICALS - 4.2%
82,300	LyondellBasell Industries NV	6,607,044
121,000	Methanex Corp.	7,168,040
		13,775,084
	COMMERCIAL SERVICES - 6.7%
271,800	Franklin Covey Co. *	5,403,384
212,600	KAR Auction Services, Inc.	6,282,330
139,700	Macquarie Infrastructure Co. LLC	7,603,871
79,100	Quanta Services, Inc. *	2,496,396
		21,785,981
	DIVERSIFIED FINANCIAL SERVICES - 1.9%
322,500	Aircastle, Ltd.	6,179,100

	ELECTRIC - 3.5%
297,500	Calpine Corp. *	5,804,225
193,400	NRG Energy, Inc.	5,554,448
		11,358,673
	ENERGY-ALTERNATE SOURCES - 2.7%
114,000	SolarCity Corp. *	6,477,480
196,700	Solazyme, Inc. *	2,142,063
		8,619,543
	ENGINEERING & CONSTRUCTION - 2.6%
103,400	Chicago Bridge & Iron Co. NV	8,596,676

See accompanying notes to financial statements.

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2013

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Portfolio of Investments (Unaudited) 31 December 2013	2 of 3

Shares		Value

	FOOD - 2.8%
36,100	JM Smucker Co./The	$3,740,682
534,000	SunOpta, Inc. *	5,345,340
		9,086,022
	FOREST PRODUCTS & PAPER - 2.2%
77,200	Domtar Corp.	7,283,048

	MACHINERY-DIVERSIFIED-1.7%
72,600	Wabtec Corp/DE	5,392,002

	OIL & GAS - 4.2%
35,200	Cabot Oil & Gas Corp.	1,364,352
37,800	EOG Resources, Inc.	6,344,352
143,300	Seadrill, Ltd.	5,886,764
		13,595,468
	OIL & GAS SERVICES - 3.8%
65,300	Dawson Geophysical Co. *	2,208,446
47,500	National Oilwell Varco, Inc.	3,777,675
81,800	Oceaneering International, Inc.	6,452,384
		12,438,505
	PHARMACEUTICALS - 13.0%
133,700	AbbVie, Inc.	7,060,697
142,300	ACADIA Pharmaceuticals, Inc. *	3,556,077
170,000	Agios Pharmaceuticals, Inc. *	4,071,500
903,000	Dyax Corp. *	6,799,590
121,500	Medivation, Inc. *	7,754,130
59,400	Pharmacyclics, Inc. *	6,283,332
142,300	Portola Pharmaceuticals, Inc. *	3,664,225
124,500	Sarepta Therapeutics, Inc. *	2,536,065
31,400	Tetraphase Pharmaceuticals, Inc. *	424,528
		42,150,144
	RETAIL - 2.0%
131,800	Lowe’s Cos., Inc.	6,530,690

	SEMICONDUCTORS - 6.4%
52,000	ASML Holding NV	4,872,400
342,100	Inphi Corp. *	4,413,090
143,500	Linear Technology Corp.	6,536,425
372,900	SunEdison, Inc. *	4,866,345
		20,688,260

See accompanying notes to financial statements.

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2013

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Portfolio of Investments (Unaudited) 31 December 2013	3 of 3

Shares		Value

	SOFTWARE - 4.6%
128,500	Aspen Technology, Inc. *	5,371,300
193,300	inContact, Inc. *	1,509,673
15,000	Interactive Intelligence Group, Inc. *	1,010,400
126,300	Red Hat, Inc. *	7,077,852
		14,969,225

	TELECOMMUNICATIONS - 3.0%
44,800	Crown Castle International Corp. *	$3,289,665
113,600	Palo Alto Networks, Inc. *	6,528,592
		9,818,257

	TRANSPORTATION - 1.0%
174,700	Costamare, Inc.	3,191,769

	TOTAL COMMON STOCK (Cost $256,716,171)	295,407,873

	WARRANTS - 0.2%
7,142,857	Car Charging Group Inc. * † (Cost $0)	572,321

Par Value
	CORPORATE BONDS - 0.1%
$120,000	Calvert Social Investment Foundation, 1.50%, 03/31/2015	120,000
145,000	Calvert Social Investment Foundation, 1.50%, 11/15/2015	145,000
	TOTAL BONDS & NOTES (Cost $264,245)	265,000
Shares
	SHORT-TERM INVESTMENTS - 10.9%
35,409,585	Fidelity Institutional Money Market Fund - Institutional Class, 0.07%** (Cost $34,409,585)	35,409,585

	TOTAL INVESTMENTS - 102.1% (Cost $292,390,001)(a)	$331,654,779
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.1) %	(7,019,485)
	TOTAL NET ASSETS - 100.0%	$324,635,294

*	Non-Income producing security.

**	Interest rate reflects seven-day effective yield on December 31, 2013.

†	Fair valued security

^	Unregistered shares.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $292,404,929 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$44,533,121
Unrealized depreciation	(5,283,271)
Net unrealized appreciation	$39,249,850

See accompanying notes to financial statements.

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2013

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Portfolio of Investments (Unaudited) 31 December 2013	1 of 3

Shares		Value

	COMMON STOCK - 92.5%
	BIOTECHNOLOGY - 36.7%
74,100	Ambit Biosciences Corp. *	$714,324
177,100	Athersys, Inc. *	442,750
25,700	Bluebird Bio, Inc. *	539,186
28,200	Celldex Therapeutics, Inc. *	682,722
11,900	Cubist Pharmaceuticals, Inc. *	819,553
11,500	Foundation Medicine, Inc. *	273,930
32,900	Insmed, Inc. *	559,629
29,600	Karyopharm Therapeutics, Inc. *	678,432
18,200	Ligand Pharmaceuticals, Inc. *	957,320
19,000	MacroGenics, Inc. *	521,170
62,100	MEI Pharma, Inc. *	497,421
22,700	NewLink Genetics Corp. *	499,627
261,900	Novavax, Inc. *	1,340,928
38,000	NPS Pharmaceuticals, Inc. *	1,153,680
22,500	OncoMed Pharmaceuticals, Inc. *	664,200
23,000	Onconova Therapeutics, Inc. *	264,040
9,100	Puma Biotechnology, Inc. *	942,123
53,700	Repligen Corp. *	732,468
40,000	Sangamo Biosciences, Inc. *	555,600
27,500	Stemline Therapeutics, Inc. *	539,000
91,800	Sunesis Pharmaceuticals, Inc. *	435,132
121,600	XOMA Corp. *	818,368
		14,631,603
	ELECTRONICS - 1.3%
6,000	FEI Co.	536,160

	ENERGY-ALTERNATE SOURCES - 1.2%
44,500	Solazyme, Inc. *	484,605

	HEALTHCARE-PRODUCTS-13.3%
69,300	AtriCure, Inc. *	1,294,524
30,600	Bruker Corp. *	604,962
22,800	Cardiovascular Systems, Inc. *	781,812
97,800	Cerus Corp. *	630,810
3,100	HeartWare International, Inc. *	291,276
30,800	Natus Medical, Inc. *	693,000
9,900	ResMed, Inc.	466,092
5,800	Teleflex, Inc.	544,388
		5,306,864

See accompanying notes to financial statements.

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2013

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Portfolio of Investments (Unaudited) 31 December 2013	2 of 3

Shares		Value

	PHARMACEUTICALS - 35.2%
14,800	AbbVie Inc	$781,588
33,100	ACADIA Pharmaceuticals Inc	827,169
53,000	AcelRx Pharmaceuticals Inc	599,430
38,800	Agios Pharmaceuticals Inc	929,260
10,400	BioMarin Pharmaceutical, Inc. *	730,808
64,300	Cempra, Inc. *	796,677
133,300	Dyax Corp. *	1,003,749
45,700	Endocyte, Inc. *	488,533
31,200	Hyperion Therapeutics, Inc. *	630,864
13,300	Medivation, Inc. *	848,806
38,500	Neurocrine Biosciences, Inc. *	359,590
13,300	Pacira Pharmaceuticals, Inc. *	764,617
7,200	Pharmacyclics, Inc. *	761,616
31,000	Portola Pharmaceuticals, Inc. *	798,250
40,400	Raptor Pharmaceutical Corp. *	526,008
9,000	Salix Pharmaceuticals, Ltd. *	809,460
17,300	Sarepta Therapeutics, Inc. *	352,401
6,400	Shire PLC	904,256
65,200	Tetraphase Pharmaceuticals, Inc. *	881,504
27,900	Vivus, Inc. *	253,332
		14,047,918
	SOFTWARE - 4.8%
4,000	Athenahealth, Inc. *	538,000
26,500	MedAssets, Inc. *	525,495
14,000	Medidata Solutions, Inc. *	847,980
		1,911,475

	TOTAL COMMON STOCK (Cost $31,567,218)	36,918,625

	SHORT-TERM INVESTMENTS - 7.8%
3,105,849	Fidelity Institutional Money Market Fund - Institutional Class, 0.07%**
	(Cost $3,105,849)	3,105,849

See accompanying notes to financial statements.

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2013

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Portfolio of Investments (Unaudited) 31 December 2013	3 of 3

Shares		Value

	TOTAL INVESTMENTS - 100.3%	$40,024,474
	(Cost $34,673,068)(a)
	LIABILITIES IN EXCESS OF	(153,112)
	OTHER ASSETS - (0.3) %
	TOTAL NET ASSETS - 100.0%	$39,871,362

*	Non-Income producing security.

**	Interest rate reflects seven-day effective yield on December 31, 2013.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $34,673,068 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$6,419,512
Unrealized depreciation	(1,068,107)
Net unrealized appreciation	$5,351,405

See accompanying notes to financial statements.

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2013

E V E N T I D E  F U N D S

Statement of Assets and Liabilities (Unaudited) 31 December 2013	1 of 2

	Eventide Gilead Fund	Eventide Healthcare & Life Sciences Fund

ASSETS

Investment securities:
At cost	$292,390,001	$34,673,068
At value	$331,654,779	$40,024,474

Cash	—	351
Receivable for securities sold	7,314,225	—
Receivable for Fund shares sold	1,692,865	306,925
Dividends and interest receivable	96,710	201
Prepaid expenses and other assets	77,039	24,286
TOTAL ASSETS	340,835,618	40,356,237

LIABILITIES
Payable for investments purchased	14,949,407	237,930
Management fees payable	410,005	29,884
Distribution (12b-1) fees payable	156,390	18,867
Fees payable to other related parties	75,350	10,643
Payable for Fund shares repurchased	649,300	181,413
Accrued expenses and other liabilities	9,544	6,138
TOTAL LIABILITIES	16,249,996	484,875
NET ASSETS	$324,585,622	$39,871,362

Composition of Net Assets:
Paid in capital	$286,501,914	$35,101,829
Accumulated net investment loss	(880,149)	(173,440)
Accumulated net realized loss from security transactions	(300,921)	(408,433)
Net unrealized appreciation on investments	39,264,778	5,351,406
NET ASSETS	$324,585,622	$39,871,362

Net Asset Value Per Share:
Retail Class Shares:
Net Assets	$149,900,364	$4,983,730
Shares of beneficial interest outstanding (a)	6,681,905	306,629
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$22.44	$16.25

See accompanying notes to financial statements.

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2013

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Statement of Assets and Liabilities (Unaudited) 31 December 2013	2 of 2

		Eventide Healthcare
	Eventide Gilead Fund	& Life Sciences Fund

Class A Shares:
Net Assets	$116,204,234	$21,456,122
Shares of beneficial interest outstanding (a)	5,187,657	1,322,199
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share (b)	$22.40	$16.23

Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$23.77	$17.22

Class C Shares:
Net Assets	$24,363,911	$3,973,045
Shares of beneficial interest outstanding (a)	1,125,623	246,558
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share (c)	$21.65	$16.11

Class I Shares:
Net Assets	$34,117,113	$9,458,465
Shares of beneficial interest outstanding (a)	1,509,286	587,166
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$22.61	$16.28

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(c)	A CDSC of 1.00% is imposed in the event of certain redemption transactions within one year following each investment.

See accompanying notes to financial statements.

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2013

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Statements of Operations (Unaudited) 31 December 2013	1 of 2

		Eventide Healthcare
	Eventide Gilead Fund	& Life Sciences Fund

INVESTMENT INCOME
Dividends	$950,055	$10,158
Interest	12,534	793
Foreign dividend withholding taxes	(9,594)	—
TOTAL INVESTMENT INCOME	952,995	10,951

EXPENSES
Management fees	966,286	107,728
Distribution (12b-1) fees:
Retail Class	85,419	2,573
Class A	87,897	13,415
Class C	64,412	8,476
Administrative fees	133,897	12,732
Supervisory Fees	67,360	11,053
Registration fees	24,650	11,040
Networking Fees	8,177	453
Professional fees	7,838	10,089
Compliance officer fees	6,688	6,368
Printing and postage expenses	5,557	1,043
Transfer agent fees	2,800	840
Custodian fees	2,615	2,420
Trustees fees and expenses	1,614	1,614
Insurance expense	683	920
Other expenses	2,772	1,396
TOTAL EXPENSES	1,468,665	192,160

Less: Fees waived by the Manager	—	(26,301)
Plus: Expense Recaptured	152,920	—
NET EXPENSES	1,621,585	165,859

NET INVESTMENT LOSS	(668,590)	(154,908)

See accompanying notes to financial statements.

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2013

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Statements of Operations (Unaudited) 31 December 2013	2 of 2

		Eventide Healthcare
	Eventide Gilead Fund	& Life Sciences Fund

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	1,115,952	(278,743)
Net change in unrealized appreciation on:
Investments	25,264,913	4,845,341

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	26,380,865	4,566,598

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,712,275	$4,411,690

See accompanying notes to financial statements.

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2013

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Statements of Changes in Net Assets 31 December 2013	1 of 2

	For the 6 Months Ended	For the Year
	December 31, 2013	Year Ended
	(Unaudited)	June 30, 2013

FROM OPERATIONS
Net investment loss	$(668,590)	$(296,211)
Net realized gain from investments	1,115,952	1,665,839
Net change in unrealized appreciation on investments	25,264,913	11,741,579
Net increase in net assets resulting from operations	25,712,275	13,111,207

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Retail Class	(1,038,240)	—
Class A	(793,734)	—
Class C	(173,114)	—
Class I	(235,994)	—
Total distributions to shareholders	(2,241,082)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Retail Class	136,825,290	20,260,944
Class A	85,772,652	17,091,794
Class C	20,467,852	2,190,451
Class I	45,967,724	1,950,847
Net asset value of shares issued in reinvestment of distributions:
Retail Class	806,193	—
Class A	717,901	—
Class C	161,404	—
Class I	165,725	—
Payments for shares redeemed:
Retail Class	(25,062,636)	(10,820,434)
Class A	(9,865,432)	(6,309,544)
Class C	(1,290,374)	(542,104)
Class I	(18,504,491)	(428,533)
Net increase in net assets from shares of beneficial interest	236,161,808	23,393,421

See accompanying notes to financial statements.

13

E V E N T I D E F U N D S Semi-Annual Report 31 December 2013

E V E N T I D E  G I L E A D  F U N D

Statements of Changes in Net Assets 31 December 2013	2 of 2

	For the 6 Months Ended	For the Year
	December 31, 2013	Year Ended
	(Unaudited)	June 30, 2013

TOTAL INCREASE IN NET ASSETS	259,682,673	36,504,628
NET
ASSETS
Beginning of Period	64,952,621	28,447,993
End of Period *	$324,635,294	$64,952,621

SHARE ACTIVITY
Retail Class:
Shares Sold	6,293,800	1,317,499
Shares Reinvested	36,413	—
Shares Redeemed	(1,149,452)	(726,982)
Net increase in shares of beneficial interest outstanding	5,180,762	590,517

Class A:
Shares Sold	3,990,467	1,070,623
Shares Reinvested	32,470	—
Shares Redeemed	(457,972)	(414,110)
Net increase in shares of beneficial interest outstanding	3,564,965	656,513

Class C:
Shares Sold	978,153	139,382
Shares Reinvested	7,553	—
Shares Redeemed	(61,036)	(37,109)
Net increase in shares of beneficial interest outstanding	924,670	102,273

Class I:
Shares Sold	2,136,497	111,844
Shares Reinvested	7,428	—
Shares Redeemed	(833,857)	(28,590)
Net increase in shares of beneficial interest outstanding	1,310,069	83,254

* Includes accumulated net investment loss of:	$(880,149)	$(211,559)

See accompanying notes to financial statements.

14

E V E N T I D E F U N D S Semi-Annual Report 31 December 2013

E V E N T I D E  H E A L T H C A R E  &  L I F E  S C I E N C E S  F U N D

Statements of Changes in Net Assets 31 December 2013	1 of 2

	For the 6 Months Ended	For the
	December 31, 2013	Period Ended
	(Unaudited)	June 30, 2013 **

FROM OPERATIONS
Net investment loss	$(154,908)	$(18,542)
Net realized loss from investments	(278,743)	(129,690)
Net change in unrealized appreciation on investments	4,845,341	506,065
Net increase in net assets resulting from operations	4,411,690	357,833

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Retail Class	4,486,944	692,334
Class A	16,754,164	2,764,164
Class C	3,176,592	523,666
Class I	6,983,667	1,835,899
Redemption fee proceeds:
Retail Class	1,389	—
Class A	5,791	—
Class C	915	—
Class I	2,349	—
Payments for shares redeemed:
Retail Class	(649,206)	(116,388)
Class A	(411,131)	(75,402)
Class C	(146,801)	—
Class I	(700,981)	(26,126)
Net increase in net assets from shares of beneficial interest	29,503,692	5,598,147

TOTAL INCREASE IN NET ASSETS	33,915,382	5,955,980

NET ASSETS
Beginning of Period	5,955,980	—
End of Period *	$39,871,362	$5,955,980

See accompanying notes to financial statements.

15

E V E N T I D E F U N D S Semi-Annual Report 31 December 2013

E V E N T I D E  H E A L T H C A R E  &  L I F E  S C I E N C E S  F U N D

Statements of Changes in Net Assets 31 December 2013	2 of 2

	For the 6 Months Ended	For the
	December 31, 2013	Period Ended
	(Unaudited)	June 30, 2013 **

SHARE ACTIVITY
Retail Class:
Shares Sold	298,047	61,725
Shares Redeemed	(43,491)	(9,651)
Net increase in shares of beneficial interest outstanding	254,555	52,074

Class A:
Shares Sold	1,123,435	231,689
Shares Redeemed	(26,272)	(6,653)
Net increase in shares of beneficial interest outstanding	1,097,163	225,036

Class C:
Shares Sold	212,278	44,712
Shares Redeemed	(10,432)	—
Net increase in shares of beneficial interest outstanding	201,846	44,712

Class I:
Shares Sold	472,494	157,426
Shares Redeemed	(46,579)	(2,175)
Net increase in shares of beneficial interest outstanding	425,915	155,251

* Includes accumulated net investment loss of:	$(173,440)	$(18,532)

** The Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

See accompanying notes to financial statements.

16

E V E N T I D E F U N D S Semi-Annual Report 31 December 2013

E V E N T I D E  G I L E A D  F U N D

Financial Highlights (Retail Class) 31 December 2013

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods

Retail Class

			Year		Year		Year	Year	Period
	6 Months Ended		Ended		Ended		Ended	Ended	Ended
	Dec. 31, 2013		June 30,		June 30,		June 30,	June 30,	June 30,
	(Unaudited)		2013		2012		2011	2010	2009 (1)

Net asset value, beginning of period	$18.47		$13.62		$14.89		$10.25	$9.66	$10.00

Activity from investment operations:
Net investment income (loss)	(0.06	)(2)	(0.10	)(2)	(0.16	)(2)	(0.14)	(0.08)	0.02
Net realized and unrealized gain (loss) on investments	4.20		4.95		(0.48)		5.02	0.77	(0.33)
Total from investment operations	4.13		4.85		(0.64)		4.88	0.69	(0.31)

Less distributions from:
Net investment income	—		—		—		—	—	(0.02)
Distribution in excess of net investment income	—		—		—		—	—	(0.01)
Net realized gains	(0.16)		—		(0.63)		(0.24)	(0.10)	—
Total distributions	(0.16)		—		(0.63)		(0.24)	(0.10)	(0.03)

Net asset value, end of period	$22.44		$18.47		$13.62		$14.89	$10.25	$9.66

Total return (3)	22.38	%(6)	35.61%		(3.91)%		47.93%	7.00%	(2.96	)%(6)

Net assets, at end of period (000s)	$149,900		$27,722		$12,400		$9,935	$4,858	$1,753

Ratio of gross expenses to average net assets (4)(5)(8)	1.62	%(7)	1.73%		2.04%		2.57%	4.12%	10.95	%(7)
Ratio of net expenses to average net assets (5)(8)	1.62	%(7)	1.62%		1.63%		1.67%	1.63%	1.69	%(7)
Ratio of net investment income (loss) to average net assets (5)(8)(9)	(0.74	)%(7)	(0.65)%		(1.18)%		(1.08)%	(1.00)%	0.21	%(7)

Portfolio Turnover Rate	14	%(6)	91%		257%		487%	398%	339	%(6)

(1)	The Eventide Gilead Fund’s Retail Class shares commenced operations July 8, 2008.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

(8)	The ratios include 0.00% for the year ended June 30, 2013, 0.01% for the year ended June 30, 2012 and 0.02% for the year ended June 30, 2011 attributable to interest expense. The ratios include 0.03% for the year ended June 30, 2011, 0.00% for the year ended June 30, 2010 and 0.02% for the period ended June 30, 2009 attributable to dividends on securities sold short.

(9)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the fund invests.

See accompanying notes to financial statements.

17

E V E N T I D E F U N D S Semi-Annual Report 31 December 2013

E V E N T I D E  G I L E A D  F U N D

Financial Highlights (Class A) 31 December 2013

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods

Class A

	6 Months Ended		Year		Year		Year	Period
	December 31,		Ended		Ended		Ended	Ended
	2013		June 30,		June 30,		June 30,	June 30,
	(Unaudited)		2013		2012		2011	2010 (1)

Net asset value, beginning of period	$18.44		$13.61		$14.89		$10.25	$9.69

Activity from investment operations:
Net investment loss	(0.07	)(2)	(0.11	)(2)	(0.16	)(2)	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investments	4.20		4.94		(0.49)		4.95	0.71
Total from investment operations	4.12		4.83		(0.65)		4.88	0.66

Less distributions from:
Net realized gains	(0.16)		—		(0.63)		(0.24)	(0.10)
Total distributions	(0.16)		—		(0.63)		(0.24)	(0.10)

Net asset value, end of period	$22.40		$18.44		$13.61		$14.89	$10.25
Total return (3)	22.36	%(6)	35.49%		(3.97)%		47.93%	6.67	%(6)
Net assets, at end of period (000s)	$116,204		$29,929		$13,148		$4,054	$349
Ratio of gross expenses to average net assets (4)(5)(8)	1.67	%(7)	1.78%		2.07%		2.62%	3.60	%(7)
Ratio of net expenses to average net assets (5)(8)	1.67	%(7)	1.67%		1.68%		1.72%	1.67	%(7)
Ratio of net investment loss to average net assets (5)(8)(9)	(0.80	)%(7)	(0.70)%		(1.22)%		(1.21)%	(1.22	)%(7)
Portfolio Turnover Rate	14	%(6)	91%		257%		487%	398	%(6)

(1)	The Eventide Gilead Fund Class A shares commenced operations on October 28, 2009.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

(8)	The ratios include 0.00% for the year ended June 30, 2013, 0.01% for the year ended June 30, 2012 and 0.02% for the year ended June 30, 2011 attributable to interest expense. The ratios include 0.03% for the year ended June 30, 2011, 0.00% for the year ended June 30, 2010 and 0.02% for the period ended June 30, 2009 attributable to dividends on securities sold short.

(9)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the fund invests.

See accompanying notes to financial statements.

18

E V E N T I D E F U N D S Semi-Annual Report 31 December 2013

E V E N T I D E  G I L E A D  F U N D

Financial Highlights (Class C) 31 December 2013

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods

Class C
			Year		Year		Year	Period
	6 Months Ended		Ended		Ended		Ended	Ended
	December 31, 2013		June 30,		June 30,		June 30,	June 30,
	(Unaudited)		2013		2012		2011	2010 (1)
Net asset value, beginning of period	$17.91		$13.31		$14.69		$10.19	$9.69

Activity from investment operations:
Net investment loss	(0.15	)(2)	(0.22	)(2)	(0.26	)(2)	(0.17)	(0.07)

Net realized and unrealized gain (loss) on investments	4.05		4.82		(0.49)		4.91	0.67
Total from investment operations	3.90		4.60		(0.75)		4.74	0.60
Less distributions from:
Net realized gains	(0.16)		—		(0.63)		(0.24)	(0.10)
Total distributions	(0.16)		—		(0.63)		(0.24)	(0.10)

Net asset value, end of period	$21.65		$17.91		$13.31		$14.69	$10.19
Total return (3)	21.79	%(6)	34.56%		(4.73)%		46.83%	6.05	%(6)
Net assets, at end of period (000s)	$24,346		$3,599		$1,314		$878	$291
Ratio of gross expenses to average net assets (4)(5)(8)	2.42	%(7)	2.53%		2.83%		3.37%	4.30	%(7)
Ratio of net expenses to average net assets (5)(8)	2.42	%(7)	2.42%		2.43%		2.47%	2.42	%(7)
Ratio of net investment loss to average net assets (5)(8)(9)	(1.54	)%(7)	(1.45)%		(1.99)%		(1.89)%	(1.96	)%(7)
Portfolio Turnover Rate	14	%(6)	91%		257%		487%	398	%(6)

(1)	The Eventide Gilead Fund Class C shares commenced operations on October 28, 2009.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

(8)	The ratios include 0.00% for the year ended June 30, 2013, 0.01% for the year ended June 30, 2012 and 0.02% for the year ended June 30, 2011 attributable to interest expense. The ratios include 0.03% for the year ended June 30, 2011, 0.00% for the year ended June 30, 2010 and 0.02% for the period ended June 30, 2009 attributable to dividends on securities sold short.

(9)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the fund invests.

See accompanying notes to financial statements.

19

E V E N T I D E F U N D S Semi-Annual Report 31 December 2013

E V E N T I D E  G I L E A D  F U N D

Financial Highlights (Class I) 31 December 2013

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods

Class I
	6 Months Ended		Year		Year		Year	Period
	December 31,		Ended		Ended		Ended	Ended
	2013		June 30,		June 30,		June 30,	June 30,
	(Unaudited)		2013		2012		2011	2010 (1)
Net asset value, beginning of period	$18.59		$13.68		$14.93		$10.26	$11.46

Activity from investment operations:
Net investment loss	(0.04	)(2)	(0.08	)(2)	(0.13	)(2)	(0.10)	(0.03)
Net realized and unrealized gain (loss) on investments	4.22		4.99		(0.49)		5.01	(1.17)
Total from investment operations	4.18		4.91		(0.62)		4.91	(1.20)
Less distributions from:
Net realized gains	(0.16)		—		(0.63)		(0.24)	—
Total distributions	(0.16)		—		(0.63)		(0.24)	—
Net asset value, end of period	$22.61		$18.59		$13.68		$14.93	$10.26
Total return (3)	22.50	%(6)	35.89%		(3.76)%		48.18%	(10.47	)%(6)
Net assets, at end of period (000s)	$34,117		$3,703		$1,586		$1,159	$758
Ratio of gross expenses to average net assets (4)(5)(8)	1.42	%(7)	1.53%		1.87%		2.37%	3.20	%(7)
Ratio of net expenses to average net assets (5)(8)	1.42	%(7)	1.42%		1.43%		1.47%	1.42	%(7)
Ratio of net investment loss to average net assets (5)(8)(9)	(0.57	)%(7)	(0.48)%		(1.01)%		(0.91)%	(0.99	)%(7)
Portfolio Turnover Rate	14	%(6)	91%		257%		487%	398	%(6)

(1)	The Eventide Gilead Fund Class I shares commenced operations on February 2, 2010.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

(8)	The ratios include 0.00% for the year ended June 30, 2013, 0.01% for the year ended June 30, 2012 and 0.02% for the year ended June 30, 2011 attributable to interest expense. The ratios include 0.03% for the year ended June 30, 2011, 0.00% for the year ended June 30, 2010 and 0.02% for the period ended June 30, 2009 attributable to dividends on securities sold short.

(9)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the fund invests.

See accompanying notes to financial statements.

20

E V E N T I D E F U N D S Semi-Annual Report 31 December 2013

E V E N T I D E  H E A L T H C A R E  &  L I F E  S C I E N C E S  F U N D

Financial Highlights (Class A) 31 December 2013

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods

Class A
	6 Months Ended
	December 31, 2013		Period Ended
	(Unaudited)		June 30, 2013 (1)
Net asset value, beginning of period	$12.48		$10.00

Activity from investment operations:
Net investment loss (2)	(0.12)		(0.10)
Net realized and unrealized gain on investments	3.87		2.58
Total from investment operations	3.75		2.48

Net asset value, end of period	$16.23		$12.48

Total return (3)	30.05	%(6)	24.80	%(6)

Net assets, at end of period (000s)	$21,456		$2,808

Ratio of gross expenses to average net assets (4)(5)	1.94	%(7)	9.55	%(7)
Ratio of net expenses to average net assets (5)	1.68	%(7)	1.68	%(7)
Ratio of net investment loss to average net assets (5)(8)	(1.57	)%(7)	(1.56	)%(7)

Portfolio Turnover Rate	12	%(6)	41	%(6)

(1)	The Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

(8)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the fund invests.

See accompanying notes to financial statements.

21

E V E N T I D E F U N D S Semi-Annual Report 31 December 2013

E V E N T I D E  H E A L T H C A R E  &  L I F E  S C I E N C E S  F U N D

Financial Highlights (Retail Class) 31 December 2013

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods

Retail Class
	6 Months Ended
	December 31, 2013		Period Ended
	(Unaudited)		June 30, 2013 (1)
Net asset value, beginning of period	$12.50		$10.00

Activity from investment operations:
Net investment loss (2)	(0.12)		(0.09)
Net realized and unrealized gain on investments	3.87		2.59
Total from investment operations	3.75		2.50

Net asset value, end of period	$16.25		$12.50
Total return (3)	30.00	%(6)	25.00	%(6)
Net assets, at end of period (000s)	$4,984		$651
Ratio of gross expenses to average net assets (4)(5)	1.89	%(7)	9.50	%(7)
Ratio of net expenses to average net assets (5)	1.63	%(7)	1.63	%(7)
Ratio of net investment loss to average net assets (5)(8)	(1.51	)%(7)	(1.53	)%(7)
Portfolio Turnover Rate	12	%(6)	41	%(6)

(1)	The Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

(8)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the fund invests.

See accompanying notes to financial statements.

22

E V E N T I D E F U N D S Semi-Annual Report 31 December 2013

E V E N T I D E  H E A L T H C A R E  &  L I F E  S C I E N C E S  F U N D

Financial Highlights (Class C) 31 December 2013

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods

Class C
	6 Months Ended
	December 31, 2013		Period Ended
	(Unaudited)		June 30, 2013 (1)
Net asset value, beginning of period	$12.44		$10.00
Activity from investment operations:
Net investment loss (2)	(0.18)		(0.14)
Net realized and unrealized gain on investments	3.85		2.58
Total from investment operations	3.67		2.44

Net asset value, end of period	$16.11		$12.44
Total return (3)	29.50	%(6)	24.40	%(6)
Net assets, at end of period (000s)	$3,973		$556
Ratio of gross expenses to average net assets (4)(5)	2.69	%(7)	10.30	%(7)
Ratio of net expenses to average net assets (5)	2.43	%(7)	2.43	%(7)
Ratio of net investment loss to average net assets (5)(8)	(2.32	)%(7)	(2.31	)%(7)
Portfolio Turnover Rate	12	%(6)	41	%(6)

(1)	The Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

(8)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the fund invests.

See accompanying notes to financial statements.

23

E V E N T I D E F U N D S Semi-Annual Report 31 December 2013

E V E N T I D E  H E A L T H C A R E  &  L I F E  S C I E N C E S  F U N D

Financial Highlights (Class I) 31 December 2013

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods

Class I
	6 Months Ended
	December 31, 2013		Period Ended
	(Unaudited)		June 30, 2013 (1)
Net asset value, beginning of period	$12.50		$10.00
Activity from investment operations:
Net investment loss (2)	(0.10)		(0.08)
Net realized and unrealized gain on investments	3.88		2.58
Total from investment operations	3.78		2.50

Net asset value, end of period	$16.28		$12.50
Total return (3)	30.24	%(6)	25.00	%(6)
Net assets, at end of period (000s)	$9,458		$1,941

Ratio of gross expenses to average net assets (4)(5)	1.69	%(7)	9.30	%(7)
Ratio of net expenses to average net assets (5)	1.43	%(7)	1.43	%(7)
Ratio of net investment loss to average net assets (5)(8)	(1.32	)%(7)	(1.33	)%(7)
Portfolio Turnover Rate	12	%(6)	41	%(6)

(1)	The Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

(8)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the fund invests.

See accompanying notes to financial statements.

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2013

E V E N T I D E  F U N D S

Notes to Financial Statements (Unaudited) 31 December 2013

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of twenty-seven series. These financial statements include the following series: Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund (each a “Fund” or collectively the “Funds”). The Funds are registered as diversified. The Funds investment manager is Eventide Asset Management, LLC (the “Manager”).

Eventide Gilead Fund commenced operations on July 8, 2008. The Fund’s investment objective is to achieve long-term capital appreciation.

Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012. The Fund’s investment objective is to achieve long-term capital appreciation.

The Funds offer four classes of shares, Retail Class, Class A, Class C and Class I. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a) Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided each such valuations represent fair value. Options are

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2013

valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2013 for the Funds’ assets measured at fair value:

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2013

Eventide Gilead Fund Assets

Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stock(b)	$287,692,695	$7,715,178	$295,407,873
Warrants	—	572,321	572,321
Corporate Bonds	—	265,000	265,000
Short-Term Investments	35,409,585	—	35,409,585
Total	$323,102,280	$8,552,499	$331,654,779

Eventide Healthcare & Life Sciences Fund Assets

Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks(b)	$36,918,625	$—	$36,918,625
Short-Term Investments	3,105,849	—	3,105,849
Total	$40,024,474	$—	$40,024,474

(a)	As of and during the six months ended December 31, 2013, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. There were no transfers into and out of Level 1 and 2 during the current period presented for the Funds. It is the Funds’ policy to recognize transfers into and out of Level 1 and 2 at the end of the reporting period.

(b)	For a detailed break-out of common stocks by industry, by please refer to the Schedules of Investments.

During the six months ended December 31, 2013, no securities were valued in accordance with the Trust’s good faith pricing guidelines.

b) Federal Income Tax - The Eventide Gilead Fund has qualified and intends to continue to, and the Eventide Healthcare & Life Sciences Fund intends to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no Federal income or excise tax provisions are required.

As of and during the six months ended December 31, 2013, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2013, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken or to be taken on Federal income tax returns for all open tax years (tax period and years ended June 30, 2010, June 30, 2011, June 30, 2012 and June 30, 2013) and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities. No examination of the Funds’ filings is presently in progress.

c) Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2013

d)   Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

e)  Other - Investment and shareholder transactions are recorded on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

f)   Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g)   Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

h)   Redemption Fees and Sales Charges (loads) - A $15 fee may be charged for redemptions made by wire. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). Class C also has a CDSC of 1.00% and is imposed in the event of certain redemption transactions within one year following each investment. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the six months ended December 31, 2013, there were redemption fees of $0 paid to the Eventide Gilead Fund and there were $10,233 in CDSC fees paid to the Manager. For the six months ended December 31, 2013, there were redemption fees of $10,444 paid to the Eventide Healthcare & Life Sciences Fund and there were $11,227 in CDSC fees paid to the Manager.

(2) INVESTMENT TRANSACTIONS

For the six months ended December 31, 2013, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales
Eventide Gilead Fund	$ 231,430,961.00	$24,399,114.00
Eventide Healthcare & Life Sciences Fund	$ 28,816,090.00	$2,212,469.00

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2013

(3) MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Eventide acts as investment manager to the Funds pursuant to the terms of the Management Agreement. Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pays to the Manager, as of the last day of each month, an annualized fee equal to 1.00% and 1.10% of average net assets of the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, respectively, such fee to be computed daily based upon daily average net assets of the Funds. The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the six months ended December 31, 2013, management fees of $966,286 and $107,728 were incurred by the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, respectively, before the waiver and reimbursement described below.

The Manager and the Funds have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) at 1.42% and 1.43% of average daily net assets for the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, through October 31, 2014. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the six months ended December 31, 2013, the Manager recaptured fees of $152,920 from the Eventide Gilead Fund and waived management fees and reimbursed expenses of $26,301 for the Eventide Healthcare & Life Sciences Fund. As of June 30, 2013, the Manager has waived/reimbursed expenses of the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund that may be recovered no later than June 30 for the years indicated below:

	2014	2015	2016
Eventide Gilead Fund	$103,626.00	$91,352.00	$50,021.00
Eventide Healthcare & Life Sciences Fund	—	—	$54,272.00

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Funds, the Funds pay MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $100 million, with lower fees at

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2013

higher asset levels, plus reimbursement of out of pocket expenses. For the six months ended December 31, 2013, the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund incurred $67,360 and $11,053 for such fees, respectively.

A Trustee and Officer of the Trust is also the controlling member of MFund Services and Catalyst Capital Advisors, LLC (an investment manager to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Certain Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust. Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per Fund in the Trust and $500 per valuation committee meeting and per special board meeting attended at the discretion of the Chairman. Effective May 1, 2013, the Chairman of the Trust’s Audit Committee receives a $400 annual fee per Fund. Prior to this date the Chairman of the Trust’s Audit Committee received a quarterly fee of $750 for all Funds in the Trust. The fees paid to the Trustees are paid in Fund shares. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at such meetings.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.25% per annum for the Retail Class shares, up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Retail Class shares are currently paying 0.20% per annum of 12b-1 fees, Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares.

For the six months ended December 31, 2013, the Eventide Gilead Fund received $133,845 and Eventide Healthcare & Life Sciences received $18,542 in underwriter commissions from the sale of shares of the Fund.

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2013

(4) DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the year ended June 30, 2012 was as follows:

	Ordinary Income	Long-Term Capital Gain	Total Distributions
Eventide Gilead Fund	$ 1,012,956	$ 5,841	$1,018,797

There were no distributions for the fiscal year/period ended June 30, 2013.

As of June 30, 2013, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Post October	Unrealized	Total
	Ordinary	Long-Term	Carry	Loss and Late	Appreciation/	Accumulated
	Income	Gains	Forwards	Year Loss	(Depreciation)	Earnings/(Deficits)
Eventide Gilead Fund	—	$ 824,682	—	$ (226,960)	$ 14,014,793	$14,612,515
Eventide Healthcare &	—	—	—	$ (148,222)	$ 506,065	$357,843
Life Sciences Fund

The difference between book basis and tax basis unrealized appreciation for the Eventide Gilead Fund is primarily attributable to wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year Losses
Eventide Gilead Fund	$226,960
Eventide Healthcare & Life Sciences Fund	$18,532

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Eventide Healthcare & Life Sciences Fund incurred and elected to defer such capital losses of $129,690.

Permanent book and tax differences for the Funds, primarily attributable to the reclass of net operating losses and grantor trust adjustments, resulted in reclassification for the period ended June 30, 2013 as follows:

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2013

	Paid in Capital	Accumulated Net Investment Loss	Accumulated Net Realized Gain/(Loss) from Security Transactions
Eventide Gilead Fund	$ (231,639)	$ 228,983	$2,656
Eventide Healthcare & Life Sciences Fund	$ (10)	$ (10)	$0

(5) SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2013

A D D I T I O N A L  I N F O R M A T I O N

(Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Funds and the calculation of the net asset value of shares of the Funds.

The Funds file the complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-771-3836; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-771-3836; and on the Commission’s website at http://www.sec.gov.

Board Deliberations Regarding Renewal of the Management Agreement with respect to the Eventide Gilead Fund

The Trustees discussed the Management Agreement between the Trust and Eventide Asset Management, LLC (“Eventide”) with respect to the Gilead Fund. The Trustees reviewed materials prepared by Eventide (“Eventide’s 15(c) Response”) and noted that Eventide is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.

As to the nature, extent and quality of the services provided by Eventide to the Gilead Fund, the Trustees reviewed Eventide’s 15(c) Response, which provided an overview of the services provided by Eventide, as well as information on the personnel and compliance program of Eventide. The Board noted that there has been no change in the portfolio management team since their last renewal and then discussed the strong expertise and educational background of the Fund’s portfolio managers. Next, the CCO discussed her on-site visit to Eventide’s offices in December 2012, after which the Trustees agreed that Eventide has demonstrated a strong compliance culture. The Trustees then reviewed the nature of the adviser’s operations. The Board discussed Eventide’s proprietary portfolio management system and acknowledged the strong emphasis placed and time spent by Eventide’s portfolio management team on researching stocks. The Trustees then noted that Eventide uses third-party vendors to ensure that the Fund is meeting its ethical screening criteria. Mr. Szilagyi then discussed Eventide’s marketing efforts and the Fund’s growth in assets. The Board then reviewed financial information for Eventide provided by the firm. The Trustees concluded that the adviser has provided a level of service consistent with the Board’s expectations.

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2013

As to the Eventide Fund’s performance on a comparative basis, the Trustees reviewed the Fund’s performance for the one-year, three-year and since inception periods ended March 31, 2013 as compared to the performance of a group of similar funds, and the Morningstar Mid Cap Growth Category for the one-year and three-year periods ended March 31, 2013. The Board noted that the Fund had outperformed its peer group and the Morningstar Mid Cap Growth Category for each of the periods indicated. The Board then referred to the reports contained under the Quarterly Performance section of the meeting materials and further noted that the Fund had consistently outperformed both the Russell Midcap Growth Fund Index and the S&P 500 since its inception. The Board concluded that the performance of Eventide was acceptable.

The Board considered the profits realized by the adviser in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Board noted that Eventide had reported a net loss related to the Fund for the 12-month period ended March 31, 2013. The Trustees noted that Eventide receives some benefits from the Fund’s 12b-1 fees and from soft dollar arrangements. After discussion the Trustees concluded that Eventide had not excessively profited from its relationship with the Fund.

As to comparative fees and expenses, the Trustees considered the management fee paid by the Fund and the net expense ratio of the Fund. The Board noted that the Fund’s management fee was the highest fee paid by the funds within its peer group, but within the high/low range of fees. They further noted that the Fund’s advisory fee is above the Morningstar Mid Cap Growth Fund category average but within the high/low range for the category. The Board also considered that the total expense ratio was lower than its peer group average but higher than the Morningstar category average and well within the high/low range for both peer groups. The Trustees then discussed the Adviser’s explanation for the higher management fee levels, including the costs and time associated with Eventide’s values based ethical screening and the experience of the portfolio management team. The Trustees concluded, that in their business judgment, the Fund’s management fees were reasonable in light of the services the Fund receives from Eventide.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels but that breakpoints may be an appropriate way for Eventide to share its economies of scale with the Fund’s shareholders if the Fund experiences substantial growth in assets. The Board considered that the adviser had represented in Eventide’s 15(c) Response that the Fund will not benefit from economies of scale until the Fund reaches between $150 million and $200 million in assets. They further noted, and the Trust’s president confirmed, that Eventide has waived a portion of its management fee and sustained net losses in connection with its management of the Fund since the inception of the Fund. Eventide indicated it will consider breakpoints three years after the Fund has become profitable enough to recoup some of its losses. After discussion, it was the consensus of the Board that based on the current size of the Fund, although breakpoint levels had not been negotiated at this time, economies of scale would be revisited if the Fund’s size materially increases.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that continuation of the Management Agreement between the Trust and Eventide is in the best interests of the Eventide Fund and its shareholders. On a motion duly made and seconded, the following resolution was unanimously adopted:

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2013

Board Deliberations Regarding Approval of the Management Agreement with respect to the Eventide Healthcare and Life Sciences Fund

The Board of Trustees of Mutual Fund Series Trust (the “Trust”), including the Independent Trustees, unanimously approved the Management Agreement between the Trust, on behalf of the Eventide Healthcare and Life Sciences Fund (the “Healthcare Fund”), and Eventide Asset Management, LLC (“Eventide” or the “Adviser”) at a meeting of the Board of Trustees held on November 26, 2012.

In connection with their deliberations regarding approval of the Management Agreement with Eventide with respect to the Healthcare Fund, the Trustees reviewed a report prepared by Eventide setting forth, and Eventide’s responses to, a series of questions regarding, among other things, the adviser’s past investment performance, Eventide’s proposed services to the Healthcare Fund, comparative information regarding the Healthcare Fund’s proposed fees and expenses, and the adviser’s anticipated profitability from managing the Healthcare Fund (“Eventide 15(c) Response”).

Because the Healthcare Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Healthcare Fund. However, as to the investment performance of Eventide, the Trust’s President referred the Board to the standard performance information for Eventide Gilead Fund (the “Gilead Fund”) contained in the meeting materials, also reviewed earlier in the meeting. The Board discussed the year-to-date, one-year, two-year and since inception returns of the Gilead Fund relative to the Russell MidCap Growth Index and the S&P 500 Index, noting that the Fund had underperformed the Russell MidCap Growth and S&P 500 for the year-to-date period and underperformed the S&P for the two year period, but had outperformed each index for the one-year and since inception periods. The Board then reviewed the performance information of the model portfolio contained in the Eventide 15(c) Response. After further discussion regarding the performance of the Gilead Fund and the model portfolio, the investment strategies of the Fund and the proposed portfolio manager’s expertise in the sectors, the Board determined that the prospects for favorable performance was good.

As to Eventide’s business and the qualifications of its personnel, the Trustees reviewed Eventide’s 15c Response and discussed the experience of its investment personnel. A presentation was provided by a representative of the Adviser with respect to the quality of its compliance program and the experience of its compliance personnel. The Trustees considered Eventide’s duties under the terms of the Management Agreement and the services it has provided to the Gilead Fund, noting the diligence of its staff. Following discussion, the Trustees noted their satisfaction with the quality of services provided by Eventide to the Gilead Fund and that the lead portfolio manager is very well suited to manage the strategy. They concluded that they were satisfied with the nature, extent and quality of the services to be provided to the Healthcare and Life Sciences Fund under the proposed Management Agreement.

As to the costs of the services to be provided and the profits to be realized by Eventide, the Trustees reviewed Eventide’s estimates of profitability (which indicated a loss for year one), its financial condition and the financial information provided by Eventide. The Trustees noted that Eventide receives some benefits from the 12b-1 fees and soft dollar payments. The Trustees also considered Eventide’s agreement to waive fees and reimburse expense to the extent that the Fund’s total operating expenses exceed certain limits. Based on their review, the Trustees concluded that they were satisfied that Eventide’s expected level of profitability from its relationship with the Healthcare Fund was not excessive.

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2013

As to comparative fees and expenses, the Trustees considered the management fee to be paid by the Healthcare Fund and compared that fee to the average management fee paid by funds in the Morningstar Health category, noting the proposed fee of 1.10% was higher than the category average of 0.80%. The Trustees also compared the total expense ratio of the Healthcare Fund with the total expense ratios of the funds in the Morningstar category. The Trustees further noted that the Healthcare Fund’s total expense ratio was higher than the average of the funds in the Morningstar category and the Fund’s net expense ratio was higher than those of three out of the six funds in the peer group. The Trustees noted the relatively large asset size of most of the peer funds and then discussed the extensive expertise and research required to execute the Healthcare Fund’s investment strategies. After further discussion, the Trustees concluded that the Healthcare Fund’s proposed management fee, while higher than the average, was reasonable due to the extensive and specialized research demands to execute that strategy, as well as the “value” overlay and the fact that the manager would focus on smaller capitalization stocks.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees agreed that breakpoints may be an appropriate way for Eventide to share the economies of scale with the Healthcare Fund and its shareholders if the Healthcare Fund experiences a substantial growth in assets. The Trustees recognized that management agreements with competitor funds do not always contain breakpoints and consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances, including the expense caps and anticipated size of the Fund, but they would re-examine in the future.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that approval of the Management Agreement was in the best interests of the Healthcare Fund’s shareholders.

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2013

E V E N T I D E  F U N D S

Expense Examples (Unaudited) 31 December 2013

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2013 through December 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

37

E V E N T I D E F U N D S Semi-Annual Report 31 December 2013

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period*	Ending Account Value 12/31/13	Expenses Paid During Period
Eventide Gilead Fund
Retail Class	1.62%	$1,000.00	$1,223.80	$9.08	$1,017.04	$8.24
Class A	1.67%	$1,000.00	$1,223.60	$9.36	$1,016.79	$8.49
Class C	2.42%	$1,000.00	$1,217.90	$13.53	$1,013.01	$12.28
Class I	1.42%	$1,000.00	$1,225.00	$7.96	$1,018.05	$7.22
Eventide Healthcare &
Life Sciences Fund
Retail Class	1.63%	$1,000.00	$1,300.00	$9.45	$1,016.99	$8.29
Class A	1.68%	$1,000.00	$1,300.50	$9.74	$1,016.74	$8.54
Class C	2.43%	$1,000.00	$1,295.00	$14.06	$1,012.96	$12.33
Class I	1.43%	$1,000.00	$1,302.40	$8.30	$1,018.00	$7.27

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).
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E V E N T I D E F U N D S Semi-Annual Report 31 December 2013

M U T U A L  F U N D  S E R I E S  T R U S T

17605 Wright Street

Omaha, NE 68130

MANAGER

Eventide Asset Management, LLC

60 State Street

Suite 700

Boston, MA 02109

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

TRANSFER AGENT

Gemini Fund Services, LLC

17605 Wright Street

Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, OH 43215

CUSTODIAN BANK

Huntington National Bank

7 Easton Oval

Columbus, OH 43215

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 9.   Submission of Matters to a Vote of Security Holder.   None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: March 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi ___________
President
Date: March 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: March 6, 2014